Unbilled Revenue	12 Months Ended
Mar. 31, 2021
Revenue [Abstract]
Unbilled Revenue

2.12 Unbilled revenue

		(Dollars in millions)
	As at
	March 31, 2021	March 31, 2020
Unbilled financial asset (1)	489	369
Unbilled non-financial asset (2)	622	572
	1,111	941

(1)	Right to consideration is unconditional and is due only after a passage of time.
(2)	Right to consideration is dependent on completion of contractual milestones.